[graphics omitted]



   [ARK logo omitted] ARK FUNDS(R)

        APRIL 30, 2001      CORPORATE CLASSES ANNUAL REPORT

                               U.S. TREASURY CASH MANAGEMENT PORTFOLI

                                  U.S. GOVERNMENT CASH MANAGEMENT PORTFOLI

                                     PRIME CASH MANAGEMENT PORTFOLIO

                                        TAX-FREE CASH MANAGEMENT PORTFOLIO



                                                                    ARKFUNDS.COM

CONTENTS

        Letter to Shareholders ..................... 1
        Management Discussion and Analysis ......... 4
        Statements of Net Assets ................... 6
        Statements of Operations ................... 13
        Statements of Changes in Net Assets ........ 14
        Financial Highlights ....................... 15
        Notes to Financial Statements .............. 16
        Independent Auditors' Report ............... 19

                                                        Letter to shareholders 1



JUNE 2001

DEAR SHAREHOLDERS,

What an exciting year for the ARK Family of Mutual Funds and its shareholders! Strong performance, asset growth, and a new look for ARK Funds were the highlights of our past fiscal year.

o STRONG PERFORMANCE. In this Annual Report, we will update you on our progress and provide you with important information about the Cash Management Portfolios' performance, holdings, and diversification as of April 30, 2001. We've also included the Portfolio Manager's economic analysis.

o ASSET GROWTH. The past twelve months have been a period of growth for ARK Funds. As a fund family, we have grown to more than $6.7 billion in assets. In addition to the Cash Management Portfolios, ARK now offers 30 other Portfolios to meet a variety of investment needs.

o OUR NEW LOOK. In 2001, ARK celebrates its eighth year! This year ARK will also begin sporting a new look -- one that will unify our various product lines under one streamlined image and strengthen our brand. As you read this Annual Report, you will see some of the enhancements we have made.

We hope that you're as pleased as we are with the Cash Management Portfolios' performance. Our goals continue to be asset growth, increased investment choices for investors, and building upon our successes. We look forward to continuing to help you meet your financial goals.



                                       Sincerely,

                                       /S/ WILLIAM H. COWIE, JR.
                                           ---------------------
                                           William H. Cowie, Jr.

                                           CHAIRMAN


                                                  ANNUAL REPORT / April 30, 2001

                     This page is intentionally left blank.

                                                    CASH MANAGEMENT PORTFOLIOS 3

[graphics omitted]

                                 Cash Management
                                   Portfolios



OUR INVESTMENT MANAGEMENT PHILOSOPHY IS DEFINED BY THREE OBJECTIVES: TO PROVIDE PRESERVATION OF PRINCIPAL, TO MAINTAIN DAILY LIQUIDITY, AND TO MAXIMIZE CURRENT INCOME. TO ACHIEVE THESE OBJECTIVES, WE ACTIVELY MANAGE THE CASH MANAGEMENT PORTFOLIOS UTILIZING OUR CONSERVATIVE AND HIGHLY DISCIPLINED RELATIVE-VALUE APPROACH, WHICH IS CONSTANTLY MONITORED AND REVIEWED TO ENSURE THAT OUR SHAREHOLDERS' GOALS ARE REALIZED.

TO PRESERVE PRINCIPAL, WE CONSIDER ONLY THOSE ISSUERS THAT PASS OUR STRINGENT CREDIT EVALUATION PROCESS. THE GOAL OF THE CREDIT EVALUATION PROCESS IS TO SELECT HIGH-QUALITY ISSUERS THAT PRESENT MINIMAL CREDIT RISK. THE EVALUATION PROCESS IS BASED ON BOTH QUANTITATIVE AND QUALITATIVE FACTORS THAT HIGHLIGHT THE ISSUER'S ABILITY TO MAINTAIN ITS CREDIT RATING AND LEADING INDUSTRY POSITION. ISSUERS ARE MONITORED AND REVIEWED BY THE ALLIED INVESTMENT ADVISORS INVESTMENT POLICY COMMITTEE, WHICH IS COMPRISED OF SENIOR PERSONNEL FROM ALLIED INVESTMENT ADVISORS, INC.

TO PROVIDE DAILY LIQUIDITY, WE MANAGE OUR MATURITIES AND ENGAGE IN OVERNIGHT REPURCHASE AGREEMENTS WITH APPROVED BROKER/DEALERS THAT HAVE OBTAINED THE HIGHEST SHORT-TERM RATINGS. EACH REPURCHASE AGREEMENT IS COLLATERALIZED BY U.S. TREASURY OR U.S. GOVERNMENT AGENCY COLLATERAL.

TO MAXIMIZE CURRENT INCOME, WE ACTIVELY MANAGE THE PORTFOLIOS. WE SEEK TO TAKE ADVANTAGE OF SHORT-LIVED TRADING OPPORTUNITIES AND MARKET INEFFICIENCIES BY EMPLOYING A RELATIVE-VALUE APPROACH THAT EMPHASIZES SECURITY SELECTION.

EACH PORTFOLIO'S STRATEGY STARTS WITH AN AVERAGE MATURITY DECISION. THIS DECISION IS DETERMINED BY A NUMBER OF FACTORS, SUCH AS ANALYSIS OF OUR SHAREHOLDERS' LIQUIDITY NEEDS, EXPECTED FEDERAL RESERVE MONETARY POLICY AND YIELD CURVE, AND IMPLIED FORWARD INTEREST-RATE ANALYSIS.

UPON DETERMINING THE PORTFOLIO'S AVERAGE MATURITY, WE ANALYZE EACH MARKET SECTOR TO DETERMINE WHICH SECTORS ARE CHEAP, THUS PROVIDING VALUE, AND WHICH SECTORS ARE EXPENSIVE. INDIVIDUAL SECURITIES ARE THEN SELECTED. THIS IN-DEPTH ANALYSIS ALLOWS US TO IDENTIFY MARKET INEFFICIENCIES AND TRADING OPPORTUNITIES.

4 CASH MANAGEMENT PORTFOLIOS


CASH MANAGEMENT PORTFOLIOS

[Photo of James M. Hannan omitted]

JAMES M. HANNAN
PORTFOLIO MANAGER

JAMES M. HANNAN IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, INC. AND MANAGER OF THE U.S. TREASURY CASH MANAGEMENT PORTFOLIO, U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO, PRIME CASH MANAGEMENT PORTFOLIO, TAX-FREE CASH MANAGEMENT PORTFOLIO, AND OTHER ARK FUNDS PORTFOLIOS. HE IS RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS THAT HE HAS MANAGED SINCE 1992. HE HAS SERVED AS A VICE PRESIDENT OF ALLFIRST SINCE 1987. PRIOR TO 1987 HE SERVED AS THE TREASURER FOR THE CITY OF HYATTSVILLE, MARYLAND.

U.S. Treasury Cash Management
U.S. Government Cash Management
Prime Cash Management
Tax-Free Cash Management


Management Discussion and Analysis
      Throughout the year, the Cash Management Portfolios continued to meet their investment objectives of providing preservation of principal, daily liquidity, and current income. To provide for preservation of principal, our independent credit evaluation process focuses on quantitative and qualitative factors that highlight the issuer's ability to maintain its credit rating and leading industry position. Corporate issuers are monitored to ensure that high credit quality is maintained. Given the current economic slowdown, credit analysis has taken on an even more important role as credit conditions have deteriorated. Commercial paper and corporate securities are purchased only from those issuers that meet our stringent credit evaluation standards and present minimal credit risk. To provide for daily liquidity, we determine the appropriate average maturity of the Portfolios by examining our shareholders' liquidity needs, expected monetary policy, the shape and slope of the yield curve, and implied forward interest rate analysis. To provide a high level of current income, we select securities after completing a relative-value analysis. We also seek to take advantage of short-lived market inefficiencies and trading opportunities.

      With respect to the economy and interest rate environment -- what a difference a year makes! At this time last year we were writing about the U.S. economy setting records for the longest economic expansion and the Federal Reserve raising interest rates. Although the economy is still growing, the Federal Reserve has taken its most aggressive action in over 20 years by lowering interest rates by 200 basis points in four 50-basis-point increments during the first four months of the year. The catalyst for the aggressive Fed action was the rapid deterioration in economic activity. The economy registered its slowest quarter of growth since mid-1995, as the GDP grew only 1% for the fourth quarter of 2000. The manufacturing sector of the economy has been especially hard hit as production has been cut to work off unwanted inventory, and as capital spending plans, especially in the telecommunications industry, have been slashed. Unemployment is also rising. For the month of April, the economy lost 223,000 jobs, the largest one-month job loss since 1991. Given our expectations for economic growth to remain sluggish for the next two quarters, we expect the Fed to lower interest rates further to keep the economy from entering a recession.

      Looking forward, given the interest rate environment, our strategy will be to maintain our average maturity by selectively purchasing longer-dated, higher yielding securities while utilizing a barbell strategy to provide for daily liquidity. As always, we will continue to utilize our conservative and disciplined active relative-value approach to managing the ARK Cash Management Portfolios.

April 30, 2001 / ANNUAL REPORT

                                                    CASH MANAGEMENT PORTFOLIOS 5



Performance as of April 30, 2001*


U.S. TREASURY CASH MANAGEMENT PORTFOLIO

                CORP. II    CORP. III        IMONEYNET INC.
                  CLASS      CLASS      100% U.S. TREASURY AVERAGE+
                --------   ----------   ----------------------------
Seven Day
Effective Yield   3.63%      3.59%                4.13%

THIRTY-DAY COMPARISON

    ARK U.S. Treasury Cash      IMoneyNet, Inc. 100%    ARK U.S. Treasury Cash
    Management Portfolio,         U.S. Treasury          Management Portfolio,
     Corporate II Class             Average+             Corporate III Class
    ----------------------    ----------------------    -----------------------
7/31/00     1.99                        4.65
8/31/00     5.79                        4.79
9/30/00     5.85                        4.97
10/31/00    5.7                         5.12                      5.85
11/30/00    5.69                        5.67                      7.07
12/31/00    5.65                        5.61                      7.22
1/31/01     5.25                        5.37                      7.06
2/28/01     4.97                        5.04                      7.13
3/31/01     4.69                        4.62                      5.26
4/30/01     4.18                        4.23                      3.53




U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

                                           IMONEYNET INC.      IMONEYNET INC.
            CORP.  CORP. II  CORP. III   GOV'T ONLY INSTITU-    U.S. GOV'T &
            CLASS   CLASS     CLASS      TIONS ONLY AVERAGE+  AGENCIES AVERAGE+
            -----  --------  ---------   -------------------  -----------------
Seven Day
Effective
Yield       3.62%    4.29%     4.13%           4.12%                4.22%

THIRTY-DAY COMPARISON


         ARK           iMoneyNet, Inc.       Ark           iMoneyNet, Inc.         ARK
    U.S. Government   Government Only   U.S. Government        U.S.           U.S. Government
    Cash Management    Institutions     Cash Management     Government        Cash Management
      Portfolio,         Only             Portfolio,         & Agencies         Portfolio,
    Corporate Class     Average+       Corporate II Class     Average+      Corporate III Class
    ---------------   ---------------  ------------------  ---------------  -------------------
7/31/00                   5.98               6.19               5.86                6.04
8/31/00                   6.03               6.16               5.89                6.01
9/30/00                   6.05               6.16               5.9                 6.01
10/31/00                  6.04               6.16               5.9                 6.01
11/30/00  6.04            6.09               6.16               5.92                6.01
12/31/00  6.45            6.01               6.09               5.85                5.94
1/31/01   5.32            5.69               5.66               5.55                5.51
2/28/01   6.53            5.25               5.12               5.14                4.97
3/31/01   4.84            4.88               4.9                4.7                 4.75
4/30/01   4.15            4.47               4.45               4.31                4.3



PRIME CASH MANAGEMENT PORTFOLIO


                                                   IMONEYNET, INC.     IMONEYNET, INC.
                  CORP.  CORP. II  CORP. III  FIRST TIER INSTITUTIONAL   FIRST TIER
                  CLASS   CLASS      CLASS        ONLY AVERAGE+           AVERAGE+
                  -----  --------  ---------  ------------------------ ---------------
Seven Day
Effective Yield    4.49%  4.23%      4.08%             4.61%                4.30%

THIRTY-DAY COMPARISON


         ARK           iMoneyNet, Inc.         Ark                                ARK
        Prime           First Tier            Prime                              Prime
    Cash Management    Institutional     Cash Management   iMoneyNet, Inc.    Cash Management
      Portfolio,         Only             Portfolio,         First Tier         Portfolio,
    Corporate Class     Average+        Corporate II Class     Average+      Corporate III Class
    ---------------   ---------------  ------------------  ---------------  -------------------
7/31/00   0.82           6.25               3.08               5.9
8/31/00   6.37           6.26               6.54               5.91                  3.09
9/30/00   6.37           6.25               6.12               5.9                   5.97
10/31/00  6.38           6.25               6.13               5.89                  5.98
11/30/00  6.41           6.25               6.16               5.9                   6.01
12/31/00  6.37           6.25               6.12               5.89                  5.97
1/31/01   6.16           5.97               5.91               5.63                  5.76
2/28/01   5.46           5.48               5.2                5.16                  5.05
3/31/01   5.18           5.05               4.93               4.71                  4.77
4/30/01   4.74           4.69               4.49               4.37                  4.34


* Past performance of the Portfolios is not predictive of future performance. + The performance of the iMoneyNet, Inc. indices does not include operating expenses that are incurred by the Portfolio.



TAX-FREE CASH MANAGEMENT PORTFOLIO

                              IMONEYNET, INC.             IMONEYNET, INC.
                CORP. III  TAX-FREE INSTITUTIONAL      TF STOCKBROKER & GENERAL
                 CLASS          ONLY AVERAGE+             PURPOSE AVERAGE+
                ---------  ----------------------      ------------------------
Seven Day
Effective Yield  3.54%             3.81%                      3.54%

THIRTY-DAY COMPARISON

    ARK Tax Free Cash             IMoneyNet, Inc.        IMoneyNet, Inc.
    Management Portfolio,     Tax-Free Institutional    Tax-Free Stockbroker &
     Corporate III Class           Only Average+       General Purpose Average+
    ----------------------    ----------------------   ------------------------
7/31/00    3.38                         3.64                    3.43
8/31/00    3.47                         3.76                    3.53
9/30/00    3.66                         3.98                    3.75
10/31/00   3.68                         3.96                    3.72
11/30/00   3.66                         3.97                    3.73
12/31/00   3.58                         3.85                    3.62
1/31/01    2.69                         2.93                    2.74
2/28/01    2.82                         3.38                    3.19
3/31/01    2.43                         2.96                    2.74
4/30/01    2.96                         3.4                     3.18

                                                  ANNUAL REPORT / April 30, 2001

6  U.S. TREASURY CASH MANAGEMENT PORTFOLIO


U.S. TREASURY CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS
100% U.S. TREASURY BILLS

Statement of Net Assets

--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (A) -- 100.4%

    U.S. TREASURY BILLS (A)
       5.614%, 05/03/01                    $  136       $  136
                                           -------------------
       3.503%, 05/03/01                     4,304        4,303
                                           -------------------
       3.703%, 05/31/01                       292          291
                                           -------------------
       5.021%, 07/19/01                         5            5
                                           -------------------
       4.371%, 07/19/01                     8,328        8,249
                                           -------------------
       3.702%, 07/19/01                       193          192
                                           -------------------
       3.662%, 07/19/01                    10,000        9,920
                                           -------------------
       4.906%, 08/16/01                     2,526        2,490
                                           -------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $25,586)                                         $25,586
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
(COST $25,586)                                         $25,586
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%)              $ (94)
--------------------------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF CORPORATE II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 25,489,546 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               25,490
                                                       -------
PORTFOLIO SHARES OF CORPORATE III CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 104 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                   --
                                                       -------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                 2
                                                       -------
TOTAL NET ASSETS -- 100.0%                             $25,492
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CORPORATE II CLASS                 $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHAR -- CORPORATE III CLASS                 $1.00
--------------------------------------------------------------------------------

(A) The effective yield at time of purchase is shown as the rate on the Statement of Net Assets.

The accompanying notes are an integral part of the financial statements.


April 30, 2001 / ANNUAL REPORT

                                     U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO 7


U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTEMNTS
63% GOVERNMENT AGENCY OBLIGATIONS
37% REPURCHASE AGREEMENTS

Statement of Net Assets

--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 63.5%

    FFCB (A)
       6.310%, 08/08/01                   $10,000      $ 9,826
                                          --------------------
    FHLB (A)
       4.590%, 06/20/01                    20,000       19,873
                                          --------------------
    FHLB (B)
       4.480%, 05/01/01                    10,000        9,999
                                          --------------------
    FHLB, MTN
       5.250%, 03/05/02                     5,000        5,000
                                          --------------------
    FHLMC (A)
       4.530%, 05/01/01                    80,000       80,000
                                          --------------------
       4.600%, 07/05/01                    19,000       18,842
                                          --------------------
       4.920%, 07/20/01                    15,000       14,836
                                          --------------------
    FNMA
       6.440%, 11/21/01                     5,000        4,999
                                          --------------------
       6.625%, 01/15/02                     5,000        5,052
                                          --------------------
    FNMA (A)
       5.130%, 05/04/01                    40,000       39,983
                                          --------------------
       4.580%, 06/14/01                    17,000       16,905
                                          --------------------
       4.930%, 07/05/01                    24,000       23,786
                                          --------------------
       4.100%, 08/27/01                    30,000       29,597
                                          --------------------
    FNMA (B)
       4.470%, 05/01/01                    10,000        9,997
                                          --------------------
    FNMA, MTN (B)
       4.530%, 05/01/01                    10,000       10,000
                                          --------------------
    SLMA, MTN (B)
       4.650%, 05/01/01                    15,000       15,000
                                          --------------------
       4.241%, 05/01/01                    20,000       19,996
                                          --------------------
       4.211%, 05/01/01                     9,000        8,996
                                          --------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $342,687)                                       $342,687
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 36.8%

    DEUTSCHE BANK 4.520%, DATED 04/30/01,
    MATURES 05/01/01, REPURCHASE PRICE
    $99,012,430 (COLLATERALIZED BY U.S.
    TREASURY OBLIGATIONS: TOTAL MARKET
    VALUE $100,980,105)                   $99,000     $ 99,000
                                          --------------------
    GOLDMAN SACHS GROUP 4.250%,
    DATED 04/30/01, MATURES 05/01/01,
    REPURCHASE PRICE $551,923
    (COLLATERALIZED BY U.S. TREASURY
    OBLIGATIONS: TOTAL MARKET
    VALUE $563,997)                           552          552
                                          --------------------
    SALOMON SMITH BARNEY 4.500%,
    DATED 04/30/01, MATURES 05/01/01,
    REPURCHASE PRICE $99,012,375
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS: TOTAL MARKET
    VALUE $100,980,000)                    99,000       99,000
                                          --------------------
TOTAL REPURCHASE AGREEMENTS
(COST $198,552)                                       $198,552
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3%
(COST $541,239)                                       $541,239
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)          $  (1,482)
--------------------------------------------------------------------------------

NET ASSETS:
PORTFOLIO SHARES OF CORPORATE CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 103 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                   --
                                                     ---------
PORTFOLIO SHARES OF CORPORATE II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 536,658,434 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              536,659
                                                     ---------
PORTFOLIO SHARES OF CORPORATE III CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 3,094,810 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                3,095
                                                     ---------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                 3
                                                     ---------
TOTAL NET ASSETS -- 100.0%                            $539,757
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CORPORATE CLASS                    $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CORPORATE II CLASS                 $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CORPORATE III CLASS                $1.00
--------------------------------------------------------------------------------

(A) The annualized discount yield at time of purchase is shown as the rate on the Statement of Net Assets.

(B) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on April 30, 2001. The date shown is the next scheduled reset date.

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

MTN -- Medium Term Note

SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.


                                                  ANNUAL REPORT / April 30, 2001

8 PRIME CASHMANAGEMENT PORTFOLIO


PRIME CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS
41% COMMERCIAL PAPER
30% REPURCHASE AGREEMENTS
20% GOVERNMENT AGENCY OBLIGATIONS
8% CORPORATE OBLIGATIONS
1% ASSET-BACKED SECURITIES


Statement of Net Assets

--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 20.3%

    FHLMC (A)
       4.960%, 05/01/01                   $ 5,000      $ 5,000
                                          --------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $5,000)                                          $ 5,000
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 8.2%

    FINANCIAL SERVICES -- 5.8%

    CHASE MANHATTAN
       8.500%, 02/15/02                       300          308
                                          --------------------
    FORD MOTOR CREDIT
       6.500%, 02/28/02                       500          507
                                          --------------------
    GENERAL MOTORS ACCEPTANCE, MTN
       6.750%, 06/05/01                       200          200
                                          --------------------
    JOHN DEERE CAPITAL, SER C, MTN (B)
       4.388%, 07/25/01                       400          400
                                          --------------------
    TOTAL FINANCIAL SERVICES                           $ 1,415
--------------------------------------------------------------------------------

    SECURITY BROKERS & DEALERS -- 2.4%

    BEAR STEARNS
       6.750%, 05/01/01                       300          300
                                          --------------------
    MERRILL LYNCH, SER B, MTN (B)
       5.479%, 05/10/01                       300          300
                                          --------------------
    TOTAL SECURITY BROKERS & DEALERS                    $  600
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(COST $2,015)                                          $ 2,015
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


COMMERCIAL PAPER -- 40.5%

    BANKS -- 8.1%

    ABBEY NATIONAL N.A.
       4.650%, 05/02/01                   $ 1,000      $ 1,000
                                          --------------------
    UBS FINANCE
       4.650%, 05/01/01                     1,000        1,000
                                          --------------------
    TOTAL BANKS                                        $ 2,000
--------------------------------------------------------------------------------

    DIVERSIFIED OPERATIONS -- 4.1%

    GENERAL ELECTRIC
       4.560%, 05/09/01                     1,000          999
                                          --------------------
    TOTAL DIVERSIFIED OPERATIONS                        $  999
--------------------------------------------------------------------------------

    ENERGY -- 4.0%

    NATIONAL RURAL UTILITIES
       4.570%, 05/14/01                     1,000          998
                                          --------------------
    TOTAL ENERGY                                        $  998
--------------------------------------------------------------------------------

    FINANCIAL SERVICES -- 16.2%

    BAVARIA
       4.480%, 05/10/01                     1,000          999
                                          --------------------
    CIESCO
       4.650%, 05/01/01                     1,000        1,000
                                          --------------------
    EDISON ASSET SECURITIZATION
       4.600%, 05/09/01                     1,000          999
                                          --------------------

    HOUSEHOLD FINANCE
       4.700%, 05/01/01                     1,000        1,000
                                          --------------------
    TOTAL FINANCIAL SERVICES                           $ 3,998
--------------------------------------------------------------------------------

    RETAIL -- 4.0%

    TARGET
       4.300%, 06/08/01                     1,000          995
                                          --------------------
    TOTAL RETAIL                                        $  995
--------------------------------------------------------------------------------

    SECURITY BROKERS & DEALERS -- 4.1%

    MORGAN STANLEY DEAN WITTER
       4.650%, 05/01/01                     1,000        1,000
                                          --------------------
    TOTAL SECURITY BROKERS & DEALERS                   $ 1,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $9,990)                                          $ 9,990
--------------------------------------------------------------------------------


April 30, 2001 / ANNUAL REPORT

                                   PRIME CASH MANAGEMENT PORTFOLIO (CONCLUDED) 9


--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


ASSET-BACKED SECURITIES -- 1.2%

    FORD MOTOR CREDIT AUTO OWNER TRUST, SER
    2001-B, CL A2
       4.901%, 12/15/01                    $  300       $  300
                                          --------------------
TOTAL ASSET-BACKED SECURITIES
(COST $300)                                             $  300
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 30.0%

    DEUTSCHE  BANK 4.520%, DATED 04/30/01,
    MATURES 05/01/01, REPURCHASE PRICE
    $3,702,465 (COLLATERALIZED BY U.S.
    TREASURY OBLIGATIONS: TOTAL MARKET
    VALUE $3,776,782)                       3,702        3,702
                                          --------------------
    SALOMON SMITH BARNEY 4.500%, DATED
    04/30/01, MATURES 05/01/01,
    REPURCHASE PRICE $3,706,773
    (COLLATERALIZED BY U.S. TREASURY
    OBLIGATIONS: TOTAL MARKET VALUE
    $3,784,251)                             3,706        3,706
                                          --------------------
TOTAL REPURCHASE AGREEMENTS
(COST $7,408)                                          $ 7,408
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.2%
(COST $24,713)                                         $24,713
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)              $ (45)
--------------------------------------------------------------------------------

NET ASSETS:

PORTFOLIO SHARES OF CORPORATE CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 5,411,976 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                5,412
                                                       -------
PORTFOLIO SHARES OF CORPORATE II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 11,762,842 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               11,762
                                                       -------
PORTFOLIO SHARES OF CORPORATE III CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 7,490,735 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                7,491
                                                       -------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                 3
                                                       -------
TOTAL NET ASSETS -- 100.0%                             $24,668
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CORPORATE CLASS                    $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CORPORATE II CLASS                 $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CORPORATE III CLASS                $1.00
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

  DESCRIPTION
--------------------------------------------------------------------------------

(A) The discount yield at time of purchase is shown as the rate on the Statement of Net Assets.

(B) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on April 30, 2001. The date shown is the next scheduled reset date.

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

MTN -- Medium Term Note

N.A. -- North America

Ser -- Series

The accompanying notes are an integral part of the financial statements.


                                                  ANNUAL REPORT / April 30, 2001

10 TAX-FREE CASH MANAGEMENT PORTFOLIO


TAX-FREE CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS
82% REVENUE BONDS
9% TAX-EXEMPT COMMERCIAL PAPER
5% GENERAL OBLIGATIONS
4% ANTICIPATION NOTES



Statement of Net Assets

--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


MUNICIPAL BONDS & NOTES -- 99.6%

    DISTRICT OF COLUMBIA -- 3.1%

    DISTRICT OF COLUMBIA, NATIONAL ACADEMY
    OF SCIENCES TECP, AMBAC
       3.300%, 05/30/01                   $ 1,000      $ 1,000
                                          --------------------
    TOTAL DISTRICT OF COLUMBIA                         $ 1,000
--------------------------------------------------------------------------------

    FLORIDA -- 7.0%

    PINELLAS COUNTY, HOUSING & FINANCE
    AUTHORITY RB, FOXBRIDGE APARTMENTS,
    SER A, FNMA (A)
       4.200%, 05/02/01                     1,300        1,300
                                          --------------------
    SUNSHINE STATE TECP, GOVERNMENT
    FINANCING COMMISSION
       3.150%, 08/09/01                     1,000        1,000
                                          --------------------
    TOTAL FLORIDA                                      $ 2,300
--------------------------------------------------------------------------------

    ILLINOIS -- 4.0%

    ILLINOIS STATE, DEVELOPMENT & FINANCE
    AUTHORITY RB, POLLUTION CONTROL AUTHORITY,
    AMOCO OIL PROJECT (A)
       4.400%, 05/01/01                     1,300        1,300
                                          --------------------
    TOTAL ILLINOIS                                     $ 1,300
--------------------------------------------------------------------------------

    INDIANA -- 2.8%

    ALLEN COUNTY, INDUSTRIAL & ECONOMIC
    DEVELOPMENT AUTHORITY RB, GOLDEN YEARS
    HOMESTEAD PROJECT, LOC (A)
       4.250%, 05/03/01                       900          900
                                          --------------------
    TOTAL INDIANA                                     $    900
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


    KENTUCKY -- 3.0%

    KENTON COUNTY, INDUSTRIAL BUILDING RB,
    BAPTIST CONVALESCENT CENTER, LOC (A)
       4.250%, 05/02/01                    $  975     $    975
                                          --------------------
    TOTAL KENTUCKY                                      $  975
--------------------------------------------------------------------------------

    LOUISIANA -- 4.6%

    LOUISIANA STATE, PUBLIC FACILITIES AUTHORITY
    RB, KENNER HOTEL PROJECT, LOC (A)
       4.300%, 05/01/01                     1,500        1,500
                                          --------------------
    TOTAL LOUISIANA                                    $ 1,500
--------------------------------------------------------------------------------

    MARYLAND -- 7.6%

    BALTIMORE, GAS & ELECTRIC TECP
       3.400%, 05/25/01                     1,000        1,000
                                          --------------------
    MARYLAND STATE, HEALTH & HIGHER EDUCATION
    FACILITIES AUTHORITY RB, POOLED LOAN
    PROGRAM, SER B, LOC (A)
       4.100%, 05/02/01                     1,500        1,500
                                          --------------------
    TOTAL MARYLAND                                     $ 2,500
--------------------------------------------------------------------------------

    MICHIGAN -- 3.1%

    MICHIGAN STATE, STRATEGIC FUND RB,
    CONSUMER POWER PROJECT, AMBAC (A)
       4.450%, 05/01/01                     1,000        1,000
                                          --------------------
    TOTAL MICHIGAN                                     $ 1,000
--------------------------------------------------------------------------------

    MISSOURI -- 8.3%

    COLUMBIA, SPECIAL OBLIGATION RB,
     SER A, LOC (A)
       4.200%, 05/02/01                     1,000        1,000
                                          --------------------
    KANSAS CITY, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, RESEARCH HEALTH SERVICES
    SYSTEM, MBIA (A)
       4.500%, 05/01/01                     1,000        1,000
                                          --------------------
    MISSOURI STATE, HEALTH & EDUCATIONAL
   FACILITIES AUTHORITY RB, WASHINGTON
   UNIVERSITY PROJECT, SER A (A)
       4.400%, 05/01/01                       300          300
                                          --------------------
    MISSOURI STATE, HEALTH & EDUCATIONAL
    FACILITIES AUTHORITY RB, WASHINGTON
    UNIVERSITY PROJECT, SER B (A)
       4.400%, 05/01/01                       400          400
                                          --------------------
    TOTAL MISSOURI                                     $ 2,700
--------------------------------------------------------------------------------


April 30, 2001 / ANNUAL REPORT

                               TAX-FREE CASH MANAGEMENT PORTFOLIO (CONTINUED) 11

--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


    NEW HAMPSHIRE -- 1.5%

    NEW HAMPSHIRE STATE, HOUSING FINANCE
    AUTHORITY RB, FNMA (A)
       4.200%, 05/02/01                    $  500       $  500
                                          --------------------
    TOTAL NEW HAMPSHIRE                                 $  500
--------------------------------------------------------------------------------

    NEW JERSEY -- 4.3%

    NEW JERSEY STATE, MUNICIPAL SECURITIES
    TRUST RECEIPTS RB, SER CB1 (A)
       4.350%, 08/15/01                     1,400        1,400
                                          --------------------
    TOTAL NEW JERSEY                                   $ 1,400
--------------------------------------------------------------------------------

    NEW YORK -- 5.5%

    NEW YORK CITY GO, SER A-8, LOC (A)
       4.200%, 05/01/01                       400          400
                                          --------------------
    NEW YORK CITY, MUNICIPAL WATER FINANCE
    AUTHORITY RB, WATER & SEWER SYSTEMS,
    SER C, FGIC (A)
       4.200%, 05/01/01                       400          400
                                          --------------------
    NEW YORK STATE, ENERGY RESEARCH &
    DEVELOPMENT AUTHORITY RB, NIAGARA
    MOHAWK POWER PROJECT, SER A, LOC (A)
       4.500%, 05/01/01                     1,000        1,000
                                          --------------------
    TOTAL NEW YORK                                     $ 1,800
--------------------------------------------------------------------------------

    NORTH CAROLINA -- 6.7%

    GUILFORD COUNTY GO, SER C (A)
       4.250%, 05/02/01                       600          600
                                          --------------------
    RALEIGH DURHAM, AIRPORT AUTHORITY RB,
    AMERICAN AIRLINES PROJECT,
    SER A, LOC (A)
       4.400%, 05/01/01                     1,300        1,300
                                          --------------------
    RALEIGH DURHAM, AIRPORT AUTHORITY RB,
    AMERICAN AIRLINES PROJECT,
    SER B, LOC (A)
       4.400%, 05/01/01                       300          300
                                          --------------------
    TOTAL NORTH CAROLINA                               $ 2,200
--------------------------------------------------------------------------------

    PENNSYLVANIA -- 17.9%

    ALLEGHENY COUNTY, HIGHER EDUCATIONAL
    BUILDING AUTHORITY RB, CARNEGIE MELLON
    UNIVERSITY (A)
       4.350%, 05/01/01                     1,000        1,000
                                          --------------------
    BEAVER COUNTY, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB,  ATLANTIC RICHFIELD
    PROJECT (A)
       4.250%, 05/02/01                     1,300        1,300
                                          --------------------
    BUCKS COUNTY, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, SHV REAL ESTATE PROJECT,
    LOC (A)
       4.850%, 05/02/01                       400          400
                                          --------------------


--------------------------------------------------------------------------------
                                         PRINCIPAL      MARKET
  DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


    CHESTER COUNTY, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, ARCHDIOCESE OF
    PHILADELPHIA PROJECT, LOC (A)
       4.350%, 05/01/01                   $ 1,050      $ 1,050
                                          --------------------
    EMMAUS, GENERAL AUTHORITY RB, LOCAL
    GOVERNMENT PROJECT, SER G (A)
       4.300%, 05/02/01                     1,100        1,100
                                          --------------------
    MONTGOMERY COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, SETON
    PROJECT, LOC (A)
       4.300%, 05/01/01                     1,000        1,000
                                          --------------------
    TOTAL PENNSYLVANIA                                 $ 5,850
--------------------------------------------------------------------------------

    SOUTH CAROLINA -- 1.8%

    SOUTH CAROLINA, JOBS ECONOMIC
    DEVELOPMENT AUTHORITY RB, CATHOLIC
    DIOCESE PROJECT, LOC (A)
       4.300%, 05/02/01                       600          600
                                          --------------------
    TOTAL SOUTH CAROLINA                                $  600
--------------------------------------------------------------------------------

    SOUTH DAKOTA -- 1.2%

    LOWER BRULE SIOUX TRIBE GO, LOC (A)
       4.250%, 05/03/01                       405          405
                                          --------------------
    TOTAL SOUTH DAKOTA                                  $  405
--------------------------------------------------------------------------------

    TEXAS -- 8.9%

    GULF COAST COUNTY, WASTE DISPOSAL
    AUTHORITY RB, EXXON PROJECT (A)
       4.350%, 05/01/01                       400          400
                                          --------------------
    JEFFERSON PORT RB, TEXACO PROJECT (A)
       4.400%, 05/01/01                       500          500
                                          --------------------
    SAN ANTONIO, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, RIVERCENTER PROJECT,
    LOC (A)
       4.350%, 05/03/01                       600          600
                                          --------------------
    TEXAS STATE TRAN
       5.250%, 08/31/01                     1,400        1,408
                                          --------------------
    TOTAL TEXAS                                        $ 2,908
--------------------------------------------------------------------------------

    UTAH -- 4.6%

    EMERY COUNTY, POLLUTION CONTROL
    AUTHORITY RB, PACIFICORP PROJECT,
    SER 1991, LOC (A)
       4.250%, 05/02/01                       900          900
                                          --------------------
    EMERY COUNTY, POLLUTION CONTROL
    AUTHORITY RB, PACIFICORP PROJECT,
    SER 1994, AMBAC (A)
       4.550%, 05/01/01                       600          600
                                          --------------------
    TOTAL UTAH                                         $ 1,500
--------------------------------------------------------------------------------

                                                  ANNUAL REPORT / April 30, 2001

12 TAX-FREE CASH MANAGEMENT PORTFOLIO (CONCLUDED)


    WASHINGTON -- 3.7%

    WASHINGTON STATE, PUBLIC POWER SUPPLY
    SYSTEM RB, MUNICIPAL SECURITIES TRUST
    RECEIPTS, SER CMC2 (A)
       4.350%, 05/02/01                   $ 1,200      $ 1,200
                                          --------------------
    TOTAL WASHINGTON                                   $ 1,200
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
(COST $32,538)                                         $32,538
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
(COST $32,538)                                         $32,538
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4%              $   124
--------------------------------------------------------------------------------

NET ASSETS:

PORTFOLIO SHARES OF CORPORATE III CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 32,652,455 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               32,653
                                                       -------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                 9
                                                       -------
TOTAL NET ASSETS -- 100.0%                             $32,662
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CORPORATE III CLASS                $1.00
--------------------------------------------------------------------------------


(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on April 30, 2001. The date shown is the next scheduled reset date.

GO -- General Obligation

LOC -- Securities are held in connection with a letter of credit issued by a major bank or other financial institution.

RB -- Revenue Bond

Ser -- Series

TECP -- Tax-Exempt Commercial Paper

TRAN -- Tax & Revenue Anticipation Note

The following organizations have provided underlying credit support for the securities listed above, as indicated.

AMBAC -- American Municipal Bond Assurance Corporation

FGIC -- Financial Guaranty Insurance Corporation

FNMA -- Federal National Mortgage Association

MBIA -- Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.


April 30, 2001 / ANNUAL REPORT

                                                     STATEMENTS OF OPERATIONS 13


 FOR THE PERIOD ENDED APRIL 30, 2001            U.S. TREASURY        U.S. GOVERNMENT           PRIME                 TAX-FREE
 (000)                                         CASH MANAGEMENT       CASH MANAGEMENT       CASH MANAGEMENT        CASH MANAGEMENT
                                                  PORTFOLIO             PORTFOLIO             PORTFOLIO               PORTFOLIO
                                               ---------------       ---------------       ---------------        ---------------
INVESTMENT INCOME:
     Interest                                        $408                 $23,122                $992                  $928
                                                     ----------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                          408                  23,122                 992                   928
---------------------------------------------------------------------------------------------------------------------------

EXPENSES:
     Administrator Fees                                10                     490                  21                    31
                                                     ----------------------------------------------------------------------
     Investment Advisory Fees                          11                     566                  24                    36
                                                     ----------------------------------------------------------------------
     Custodian Fees                                     1                      87                   4                    14
                                                     ----------------------------------------------------------------------
     Transfer Agency Fees                               1                      42                   2                     3
                                                     ----------------------------------------------------------------------
     Professional Fees                                  1                      45                   1                     3
                                                     ----------------------------------------------------------------------
     Registration Fees                                  2                     116                   2                     7
                                                     ----------------------------------------------------------------------
     Distribution Fees--Corporate II Class             19                     928                   8                    --
                                                     ----------------------------------------------------------------------
     Distribution Fees--Corporate III Class            --                      14                  46                    95
                                                     ----------------------------------------------------------------------
     Printing Fees                                      1                      53                   1                     3
                                                     ----------------------------------------------------------------------
     Trustee Fees                                      --                       6                  --                    --
                                                     ----------------------------------------------------------------------
     Miscellaneous Fees                                --                      21                  13                     2
                                                     ----------------------------------------------------------------------
     TOTAL EXPENSES                                    46                   2,368                 122                   194
---------------------------------------------------------------------------------------------------------------------------
LESS WAIVERS:
     Administration Fees                               (5)                   (255)                (11)                  (16)
                                                     ----------------------------------------------------------------------
     Investment Advisory Fees                          (4)                   (266)                (19)                  (26)
                                                     ----------------------------------------------------------------------
     TOTAL WAIVERS                                     (9)                   (521)                (30)                  (42)
---------------------------------------------------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                37                   1,847                  92                   152
---------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME                            371                  21,275                 900                   776
---------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain on Investments                   2                       3                   3                     9
                                                     ----------------------------------------------------------------------
     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                       $373                 $21,278                $903                  $785
---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


                                                  ANNUAL REPORT / April 30, 2001

14 STATEMENTS OF CHANGES IN NET ASSETS


 FOR THE PERIOD ENDED APRIL 30, 2001    U.S. TREASURY             U.S. GOVERNMENT             PRIME                   TAX-FREE
 (000)                                 CASH MANAGEMENT            CASH MANAGEMENT         CASH MANAGEMENT          CASH MANAGEMENT
                                          PORTFOLIO                  PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                       ---------------            ---------------         ---------------          ---------------
                                              7/21/00*                 6/1/00*                 6/5/00*                 6/23/00*
                                            to 4/30/01               to 4/30/01              to 4/30/01              to 4/30/01
                                            ----------               ----------              ----------              ----------
OPERATIONS:
     Net Investment Income                 $   371                   $ 21,275                  $  900                  $  776
                                           ----------------------------------------------------------------------------------
     Net Realized Gain
       on Investments                            2                          3                       3                       9
                                           ----------------------------------------------------------------------------------
     NET INCREASE IN
     NET ASSETS FROM OPERATIONS                373                     21,278                     903                     785
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Corporate Class                        --                       (151)                    (89)                     --
                                           ----------------------------------------------------------------------------------
         Corporate II Class                   (371)                   (20,932)                   (147)                     --
                                           ----------------------------------------------------------------------------------
         Corporate III Class                    --                       (192)                   (664)                   (776)
                                           ----------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                      (371)                   (21,275)                   (900)                   (776)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
     Corporate Class:
         Shares Issued                          --                    582,181                  19,750                      --
                                           ----------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                   --                         --                      --                      --
                                           ----------------------------------------------------------------------------------
         Shares Redeemed                        --                   (582,181)                (14,338)                     --
                                           ----------------------------------------------------------------------------------
     TOTAL CORPORATE CLASS
     SHARE TRANSACTIONS                         --                         --                   5,412                      --
-----------------------------------------------------------------------------------------------------------------------------
     Corporate II Class (1):
         Shares Issued                      37,698                  1,909,978                 224,552                      --
                                           ----------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                   --                         76                       7                      --
                                           ----------------------------------------------------------------------------------
         Shares Redeemed                   (12,208)                (1,373,395)               (212,797)                     --
                                           ----------------------------------------------------------------------------------
     TOTAL CORPORATE II CLASS
     SHARE TRANSACTIONS                     25,490                    536,659                  11,762                      --
-----------------------------------------------------------------------------------------------------------------------------
     Corporate III Class (1):
         Shares Issued                           5                     72,162                  93,963                  69,586
                                           ----------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                   --                         13                       9                      15
                                           ----------------------------------------------------------------------------------
         Shares Redeemed                        (5)                   (69,080)                (86,481)                (36,948)
                                           ----------------------------------------------------------------------------------
     TOTAL CORPORATE III CLASS
     SHARE TRANSACTIONS                         --                      3,095                   7,491                  32,653
-----------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS
     FROM SHAREHOLDER
     TRANSACTIONS                           25,490                    539,754                  24,665                  32,653
-----------------------------------------------------------------------------------------------------------------------------
     NET INCREASE  IN
     NET ASSETS                             25,492                    539,757                  24,668                  32,662
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                        --                         --                      --                      --
                                           ----------------------------------------------------------------------------------
     END OF PERIOD                         $25,492                   $539,757                 $24,668                 $32,662
-----------------------------------------------------------------------------------------------------------------------------


*   Commencement of operations.
(1) For share transactions, see Note 5 in the Notes to Financial Statements. The accompanying notes are an integral part of the financial statements.



April 30, 2001 / ANNUAL REPORT

                                                         FINANCIAL HIGHLIGHTS 15



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED




                                    REALIZED
         NET ASSET                     AND     DISTRIBUTIONS  DISTRIBUTIONS
          VALUE,        NET        UNREALIZED    FROM NET         FROM
         BEGINNING   INVESTMENT  GAINS (LOSSES)  INVESTMENT      CAPITAL
         OF PERIOD     INCOME    ON INVESTMENTS   INCOME          GAINS
         ---------   ----------  -------------- ------------  ---------------
U.S. Treasury Cash Management Portfolio

CORPORATE II CLASS
  2001 (1)    $1.00      0.04          --         (0.04)           --
---------------------------------------------------------------------------
CORPORATE III CLASS
  2001 (2)    $1.00      0.04          --         (0.04)           --
---------------------------------------------------------------------------
U.S. Government Cash Management Portfolio

CORPORATE CLASS
  2001 (3)    $1.00      0.03          --         (0.03)           --
---------------------------------------------------------------------------
CORPORATE II CLASS
  2001 (4)    $1.00      0.05          --         (0.05)           --
---------------------------------------------------------------------------
CORPORATE III CLASS
  2001 (5)    $1.00      0.05          --         (0.05)           --
---------------------------------------------------------------------------

Prime Cash Management Portfolio

CORPORATE CLASS
  2001 (6)    $1.00      0.05          --         (0.05)           --
---------------------------------------------------------------------------
CORPORATE II CLASS
  2001 (7)    $1.00      0.05          --         (0.05)           --
---------------------------------------------------------------------------
CORPORATE III CLASS
  2001 (8)    $1.00      0.04          --         (0.04)           --
---------------------------------------------------------------------------

Tax-Free Cash Management Portfolio

CORPORATE III CLASS
  2001 (9)    $1.00      0.03          --         (0.03)           --
---------------------------------------------------------------------------



                                                                          RATIO
                                                        RATIO OF NET OF EXPENSES
                                             RATIO OF    INVESTMENT   TO AVERAGE
         NET ASSET            NET ASSETS     EXPENSES      INCOME     NET ASSETS
         VALUE, END   TOTAL      END OF     TO AVERAGE   TO AVERAGE   (EXCLUDING
         OF PERIOD   RETURN+  PERIOD (000)  NET ASSETS   NET ASSETS    WAIVERS)
         ----------  -------  ------------  ----------  ------------  ----------
U.S. Treasury Cash Management Portfolio

CORPORATE II CLASS
  2001 (1)    $1.00     4.22%     $ 25,492      0.49%     4.90%       0.61%
---------------------------------------------------------------------------
CORPORATE III CLASS
  2001 (2)    $1.00     3.63%     $     --      0.64%     5.90%       0.79%
---------------------------------------------------------------------------
U.S. Government Cash Management Portfolio

CORPORATE CLASS
  2001 (3)    $1.00     3.02%     $     --      0.24%     6.40%       0.31%
---------------------------------------------------------------------------
CORPORATE II CLASS
  2001 (4)    $1.00     5.39%     $536,662      0.49%     5.63%       0.63%
---------------------------------------------------------------------------
CORPORATE III CLASS
  2001 (5)    $1.00     5.16%     $  3,095      0.64%     5.60%       0.78%
---------------------------------------------------------------------------

Prime Cash Management Portfolio

CORPORATE CLASS
  2001 (6)    $1.00     4.61%     $  5,412      0.24%     6.05%       0.42%
---------------------------------------------------------------------------
CORPORATE II CLASS
  2001 (7)    $1.00     5.14%     $ 11,764      0.49%     4.89%       0.71%
---------------------------------------------------------------------------
CORPORATE III CLASS
  2001 (8)    $1.00     3.97%     $  7,492      0.64%     5.79%       0.82%
---------------------------------------------------------------------------

Tax-Free Cash Managementment Portfolio

CORPORATE III CLASS
  2001 (9)    $1.00     2.82%     $ 32,662      0.64%     3.26%       0.81%
---------------------------------------------------------------------------

 +  Total return is for the period indicated and has not been annualized.
(1) Commenced operations on July 21, 2000. All ratios for the period have been annualized.
(2) Commenced operations on October 6, 2000. All ratios for the period have been annualized.
(3) Commenced operations on October 19, 2000. All ratios for the period have been annualized.
(4) Commenced operations on June 1, 2000. All ratios for the period have been annualized.
(5) Commenced operations on June 6, 2000. All ratios for the period have been annualized.
(6) Commenced operations on July 28, 2000. All ratios for the period have been annualized.
(7) Commenced operations on June 5, 2000. All ratios for the period have been annualized.
(8) Commenced operations on August 16, 2000. All ratios for the period have been annualized.
(9) Commenced operations on June 23, 2000. All ratios for the period have been annualized.


                                                  ANNUAL REPORT / April 30, 2001

16 NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
      ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, amended and restated on March 19, 1993, and further amended on December 10, 1999.

      The Fund consists of twenty-five separate investment Portfolios as of April 30, 2001 (individually a "Portfolio" and collectively, the "Portfolios"):

      U.S. Treasury Cash Management Portfolio
      U.S. Government Cash Management Portfolio
      Prime Cash Management Portfolio
      Tax-Free Cash Management Portfolio
        (collectively, the "Cash Management Portfolios")

      Money Market Portfolio
      Tax-Free Money Market Portfolio
      U.S. Government Money Market Portfolio
      U.S. Treasury Money Market Portfolio
        (collectively, the "Money Market Portfolios")

      Short-Term Treasury Portfolio
      Short-Term Bond Portfolio
      Maryland Tax-Free Portfolio
      Pennsylvania Tax-Free Portfolio
      Intermediate Fixed Income Portfolio
      U.S. Government Bond Portfolio
      Income Portfolio
      Balanced Portfolio
      Equity Income Portfolio
      Value Equity Portfolio
      Equity Index Portfolio
      Blue Chip Equity Portfolio
      Capital Growth Portfolio
      Mid-Cap Equity Portfolio
      Small-Cap Equity Portfolio
      International Equity Portfolio
      Emerging Markets Equity Portfolio

      The financial statements and notes presented herein are those of the Cash Management Portfolios. The financial statements of the other Portfolios listed above are not presented herein, but are presented separately. The Fund may issue an unlimited number of shares of each of its Portfolios.


2. SIGNIFICANT ACCOUNTING POLICIES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

      The following is a summary of significant accounting policies followed by the Portfolios.

      SECURITY VALUATION -- Investment securities held by the Portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

      INCOME TAXES -- It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day. It is computed by dividing the total assets of each class of the Portfolio, less the class-related liabilities, by the number of outstanding shares of each class of the Portfolio.

      CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. Government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account


April 30, 2001 / ANNUAL REPORT

                                                NOTES TO FINANCIAL STATEMENTS 17


      until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

      DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly for the Portfolios. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, and may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

      NEW ACCOUNTING PRONOUNCEMENT -- In November 2000, the AICPA issued a revised Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide's requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirements will not have a material impact on the Funds' financial statements.

      OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Original issue discounts and purchase premiums on securities held by the Portfolios are accreted and amortized ratably to maturity using the effective interest method. Interest income is recognized using the accrual method.


3. INVESTMENT ADVISORY AND
   ADMINISTRATIVE FEES AND OTHER
   TRANSACTIONS WITH AFFILIATES
      Allied Investment Advisors, Inc. (AIA) is the investment advisor to each Portfolio. AIA is an affiliate of Allfirst Trust Company, N.A., the Custodian and Sub-Administrator of each Portfolio. Pursuant to an investment advisory contract on behalf of each Portfolio, AIA is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the average net assets of the Portfolio.

--------------------------------------------------------------
  PORTFOLIO                                        ANNUAL RATE
--------------------------------------------------------------
U.S. Treasury Cash Management                          0.15%
--------------------------------------------------------------
U.S. Government Cash Management                        0.15%
--------------------------------------------------------------
Prime Cash Management                                  0.15%
--------------------------------------------------------------
Tax-Free Cash Management                               0.15%
--------------------------------------------------------------

      AIA has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. A portion of these waivers is voluntary and may be discontinued at any time.

      SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and transfer agent for the Fund under an Administration Agreement and Transfer Agency Agreement. The Administrator is entitled to receive an annual fee of 0.13% of each Portfolio's average net assets, paid monthly, for services performed under the administration agreement. The Administrator has voluntarily agreed to waive a portion of its administrative fees on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time.

      Pursuant to a separate agreement between Allfirst Trust Company, N.A. and the Administrator, Allfirst Trust Company, N.A. performs sub-administration services on behalf of the Portfolios, for which it receives an annual fee, paid by the Administrator, of up to 0.0275% of each Portfolio's net assets. Allfirst Trust Company, N.A. is currently waiving this fee. The waiver is voluntary and may be discontinued at any time.


4. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
      The Fund's Board of Trustees has adopted Distribution and Services Plans on behalf of the Corporate II Class and Corporate IIIClass of each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, SEI Investments Distribution Co. ("SIDCO") acts as Distributor for the Fund pursuant to a Distribution Agreement on behalf of each Portfolio. The Plans permit payment of up to 0.25% of the average net assets of the Corporate II Class shares of each Portfolio and 0.40% of the average net assets of the Corporate III Class shares of each Portfolio, respectively.


                                                  ANNUAL REPORT / April 30, 2001

18 NOTES TO FINANCIAL STATEMENTS


5. SHARES ISSUED AND REDEEMED (000)

FOR THE PERIOD ENDED APRIL 30, 2001                 U.S. TREASURY     U.S. GOVERNMENT           PRIME                  TAX-FREE
TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:  CASH MANAGEMENT    CASH MANAGEMENT       CASH MANAGEMENT        CASH MANAGEMENT
                                                      PORTFOLIO          PORTFOLIO             PORTFOLIO               PORTFOLIO
                                                   ---------------    ---------------       ---------------        ---------------
                                                     7/21/00*             6/1/00*                 6/5/00*                  6/23/00*
                                                   to 4/30/01           to 4/30/01             to 4/30/01                to 4/30/01
                                                   ----------           ----------             ----------                ----------
CORPORATE CLASS:
     Shares Issued                                   --                  582,181                 19,750                         --
                                                -----------------------------------------------------------------------------------
     Shares Issued in Lieu of
       Cash Distributions                            --                       --                     --                         --
                                                -----------------------------------------------------------------------------------
     Shares Redeemed                                 --                 (582,181)               (14,338)                        --
                                                -----------------------------------------------------------------------------------
     TOTAL CORPORATE CLASS
     SHARE TRANSACTIONS                              --                       --                  5,412                         --
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE II CLASS:
     Shares Issued                               37,698                1,909,978                224,552                         --
                                                -----------------------------------------------------------------------------------
     Shares Issued in Lieu of
       Cash Distributions                            --                       76                      7                         --
                                                -----------------------------------------------------------------------------------
     Shares Redeemed                            (12,208)              (1,373,395)              (212,797)                        --
                                                -----------------------------------------------------------------------------------
     TOTAL CORPORATE II CLASS
     SHARE TRANSACTIONS                          25,490                  536,659                 11,762                         --
-----------------------------------------------------------------------------------------------------------------------------------
     Corporate III Class:
         Shares Issued                                5                   72,162                 93,963                     69,586
                                                -----------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                        --                       13                      9                         15
                                                -----------------------------------------------------------------------------------
         Shares Redeemed                             (5)                 (69,080)               (86,481)                   (36,948)
                                                -----------------------------------------------------------------------------------
     TOTAL CORPORATE III CLASS
     SHARE TRANSACTIONS                              --                    3,095                  7,491                     32,653
-----------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE
     IN NET ASSETS                               25,490                  539,754                 24,665                     32,653
-----------------------------------------------------------------------------------------------------------------------------------

*  Commencement of operations.



April 30, 2001 / ANNUAL REPORT

                                                 INDEPENDENT AUDITORS' REPORT 19


THE TRUSTEES AND SHAREHOLDERS

ARK FUNDS:


We have audited the accompanying statements of net assets of U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio and Tax-Free Cash Management Portfolio, portfolios of ARK Funds, (the "Portfolios"), as of April 30, 2001 and the related statements of operations for the period July 21, 2000 to April 30, 2001 (U.S. Treasury Cash Management Portfolio), June 1, 2000 to April 30, 2001 (U.S. Government Cash Management Portfolio), June 5, 2000 to April 30, 2001 (Prime Cash Management Portfolio) and June 23, 2000 to April 30, 2001 (Tax-Free Cash Management Portfolio), statements of changes in net assets and financial highlights for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio and Tax-Free Cash Management Portfolio as of April 30, 2001, the results of their operations, the changes in their net assets and the financial highlights for each of the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


                                                /S/ KPMG LLP

Boston, Massachusetts
June 1, 2001

                                                  ANNUAL REPORT / April 30, 2001

                     This page is intentionally left blank.

[logo omittedD] ARK FUNDS(R)

101-624
25 South Charles Street
Baltimore, MD 21201

We are pleased to send you our Annual Report for the period ended 4/30/01. This report contains important information about your investments in ARK Funds. Since we are required by law to send an annual report to each person listed as a shareholder, you (or your household) may receive more than one report.


This material must be preceded or accompanied by a current prospectus. ARK-AR-002-0100

                               INVESTMENT ADVISOR
                        Allied Investment Advisors, Inc.
                              Baltimore, Maryland

                                    TRUSTEES
                             William H. Cowie, Jr.
                                David D. Downes
                                 Victor Garland
                                  Rick A. Gold
                               Charlotte R. Kerr
                                Thomas Schweizer
                               Richard B. Seidel

                                 ADMINISTRATOR
                     SEI Investments Mutual Funds Services
                               Oaks, Pennsylvania

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                               Oaks, Pennsylvania

                                 LEGAL COUNSEL
                           Kirkpatrick & Lockhard LLP
                                Washington, D.C.

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             Boston, Massachusetts

                                   CUSTODIAN
                            AllFirst Trust Co., N.A.
                              Baltimore, Maryland



          This report and the financial statements contained herein are submitted for the general information of the shareholders of ARK Funds. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Shares of the Portfolios are not deposits of any bank, and are not insured by the Federal
     Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.Investing in the shares involves investment risks including the possible loss of principal amount invested. For more information about ARK Funds Portfolios, please call 1-800-624-4116


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